INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Tables)	6 Months Ended
Jun. 30, 2017
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Components of the investments in direct financing and sales-type leases
The following lists the components of the investments in direct financing and sales-type leases as at June 30, 2017 and December 31, 2016:

(in thousands of $)	June 30, 2017	December 31, 2016
Total minimum lease payments to be received	979,992	862,083
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(237,278)	(287,168)
Net minimum lease payments receivable	742,714	574,915
Estimated residual values of leased property (un-guaranteed)	243,974	213,901
Less: unearned income	(341,215)	(232,781)
Total investment in direct financing and sales-type leases	645,473	556,035

Current portion	33,083	32,220
Long-term portion	612,390	523,815
Total investment in direct financing and sales-type leases	645,473	556,035